UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of May 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.2%

Apartments — 28.4%
American Campus Communities, Inc., REIT	866	34,740
American Homes 4 Rent, Class A, REIT	200	3,976
AvalonBay Communities, Inc., REIT	623	103,186
Camden Property Trust, REIT	584	51,357
DR Horton, Inc.	650	27,448
Equity LifeStyle Properties, Inc., REIT	535	48,642
Equity Residential, REIT	1,462	93,557
Essex Property Trust, Inc., REIT	224	53,550
Invitation Homes, Inc., REIT	2,075	45,674
Lennar Corp., Class A	881	45,568
Mid-America Apartment Communities, Inc., REIT	752	70,357
Taylor Morrison Home Corp., Class A*	419	9,003

		587,058

Diversified — 5.9%
American Tower Corp., REIT	198	27,423
SBA Communications Corp., REIT*	178	28,106
Washington REIT	245	7,026
Weyerhaeuser Co., REIT	1,595	59,535

		122,090

Health Care — 3.8%
HCP, Inc., REIT	1,480	35,484
Welltower, Inc., REIT	737	42,482

		77,966

Hotels — 12.4%
Belmond Ltd., Class A (United Kingdom)*	399	4,766
Hilton Worldwide Holdings, Inc.	77	6,220
Host Hotels & Resorts, Inc., REIT	4,116	89,036
Park Hotels & Resorts, Inc., REIT	1,373	44,246
RLJ Lodging Trust, REIT	2,395	56,032
Sunstone Hotel Investors, Inc., REIT	1,884	32,760
Xenia Hotels & Resorts, Inc., REIT	910	22,896

		255,956

Industrial — 19.7%
CoreSite Realty Corp., REIT	227	24,086
CyrusOne, Inc., REIT	621	34,406
Digital Realty Trust, Inc., REIT	959	103,040
Equinix, Inc., REIT	241	95,608
Liberty Property Trust, REIT	193	8,525
Prologis, Inc., REIT	2,163	139,165
Terreno Realty Corp., REIT	75	2,843

		407,673

Office — 15.8%
Boston Properties, Inc., REIT	474	57,704
Brandywine Realty Trust, REIT	3,258	52,982
Corporate Office Properties Trust, REIT	1,277	35,631
Douglas Emmett, Inc., REIT	1,095	42,130
Empire State Realty Trust, Inc., Class A, REIT	828	14,045
Equity Commonwealth, REIT*	286	8,902
Highwoods Properties, Inc., REIT	981	46,938
JBG SMITH Properties, REIT	419	15,449
VEREIT, Inc., REIT	5,931	42,468
Vornado Realty Trust, REIT	135	9,397

		325,646

Shopping Centers — 2.9%
Brixmor Property Group, Inc., REIT	2,104	33,409
Federal Realty Investment Trust, REIT	218	25,957

		59,366

Software — 0.9%
InterXion Holding NV (Netherlands)*	305	19,480

Storage — 9.4%
Iron Mountain, Inc., REIT	2,030	67,570
Public Storage, REIT	530	112,318
Rexford Industrial Realty, Inc., REIT	486	15,192

		195,080

TOTAL COMMON STOCKS (Cost $1,846,795)		2,050,315

SHORT-TERM INVESTMENTS — 1.0%

INVESTMENT COMPANY — 1.0%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%, (a) (b) (Cost $20,791)	20,791	20,791

Total Investments — 100.2% (Cost $1,867,586)		2,071,106
Liabilities in Excess of Other Assets — (0.2%)		(4,046)

Net Assets — 100.0%		2,067,060

Percentages indicated are based on net assets.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

REIT		Real Estate Investment Trust
(a)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	—	The rate shown was the current yield as of May 31, 2018.
*	—	Non-income producing security.

A. Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,071,106	$–	$–	$2,071,106

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.0%

Aerospace & Defense — 2.0%
KLX, Inc.*	1,710	126,230

Auto Components — 1.1%
Gentherm, Inc.*	1,984	70,240
Tenneco, Inc.	36	1,586

		71,826

Banks — 15.2%
Bancorp, Inc. (The)*	1,969	22,295
Brookline Bancorp, Inc.	3,342	60,826
First Horizon National Corp.	10,223	189,536
First Midwest Bancorp, Inc.	2,555	67,126
Hope Bancorp, Inc.	7,129	128,250
Investors Bancorp, Inc.	17,122	228,411
KeyCorp	6,305	122,566
Simmons First National Corp., Class A	1,024	32,759
TCF Financial Corp.	1,990	52,344
United Bankshares, Inc.	1,628	59,330

		963,443

Building Products — 1.3%
Armstrong World Industries, Inc.*	1,320	79,964

Capital Markets — 2.9%
Apollo Investment Corp.	5,187	29,511
Artisan Partners Asset Management, Inc., Class A	1,249	40,337
Investment Technology Group, Inc.	1,539	33,767
Janus Henderson Group plc (United Kingdom)	1,134	35,015
Oaktree Specialty Lending Corp.	3,543	17,434
Waddell & Reed Financial, Inc., Class A	1,467	28,452

		184,516

Chemicals — 4.9%
Cabot Corp.	1,745	105,109
Celanese Corp., Series A	1,401	158,172
Koppers Holdings, Inc.*	1,162	46,846

		310,127

Commercial Services & Supplies — 6.9%
Brink’s Co. (The)	1,099	87,095
Civeo Corp.*	4,717	17,454
Clean Harbors, Inc.*	1,897	100,538
Copart, Inc.*	1,445	79,252
Covanta Holding Corp.	6,576	107,187
Herman Miller, Inc.	1,449	47,469

		438,995

Communications Equipment — 0.5%
ADTRAN, Inc.	2,310	32,220

Construction Materials — 0.7%
Eagle Materials, Inc.	440	47,699

Diversified Consumer Services — 0.6%
Sotheby’s*	645	35,363

Electric Utilities — 3.2%
El Paso Electric Co.	1,724	101,043
Portland General Electric Co.	2,348	100,159

		201,202

Electronic Equipment, Instruments & Components — 5.6%
Avnet, Inc.	971	37,032
Dolby Laboratories, Inc., Class A	1,071	67,259
MTS Systems Corp.	1,189	62,313
VeriFone Systems, Inc.*	3,910	88,906
Zebra Technologies Corp., Class A*	657	100,805

		356,315

Energy Equipment & Services — 2.7%
Patterson-UTI Energy, Inc.	3,885	80,350
TETRA Technologies, Inc.*	6,766	28,551
US Silica Holdings, Inc.	1,979	61,220

		170,121

Equity Real Estate Investment Trusts (REITs) — 11.1%
Alexander & Baldwin, Inc.	1,858	39,589
Brixmor Property Group, Inc.	9,199	146,083
Chatham Lodging Trust	2,746	57,096
Colony NorthStar, Inc., Class A	19,300	113,675
Franklin Street Properties Corp.	6,548	50,678
Kite Realty Group Trust	2,087	32,750
Pebblebrook Hotel Trust	1,389	56,689
PotlatchDeltic Corp.	577	29,115
Rayonier, Inc.	2,247	87,359
Retail Properties of America, Inc., Class A	3,041	37,277
Ryman Hospitality Properties, Inc.	596	50,034

		700,345

Food & Staples Retailing — 0.8%
Sprouts Farmers Market, Inc.*	2,402	52,123

Health Care Equipment & Supplies — 0.9%
Haemonetics Corp.*	622	56,173

Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.*	5,786	73,197

Hotels, Restaurants & Leisure — 1.2%
Bloomin’ Brands, Inc.	1,154	24,478
Brinker International, Inc.	1,194	52,218

		76,696

Household Durables — 1.3%
TRI Pointe Group, Inc.*	1,833	31,645
Tupperware Brands Corp.	1,218	51,365

		83,010

Household Products — 1.6%
Energizer Holdings, Inc.	1,641	99,703

Insurance — 5.2%
Assured Guaranty Ltd.	1,720	61,040
CNO Financial Group, Inc.	4,771	95,524
National General Holdings Corp.	2,940	80,486

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
White Mountains Insurance Group Ltd.	99	89,356

		326,406

IT Services — 4.7%
Acxiom Corp.*	1,183	34,656
Broadridge Financial Solutions, Inc.	376	43,416
Cardtronics plc, Class A*	1,407	36,114
Convergys Corp.	2,817	66,602
Global Payments, Inc.	265	29,421
Sykes Enterprises, Inc.*	1,849	52,058
Syntel, Inc.*	1,112	35,015

		297,282

Machinery — 3.6%
Actuant Corp., Class A	2,377	55,500
Harsco Corp.*	1,333	32,659
Hyster-Yale Materials Handling, Inc.	505	33,700
Kennametal, Inc.	1,452	54,052
Terex Corp.	1,342	53,131

		229,042

Marine — 1.3%
Matson, Inc.	2,357	80,707

Media — 0.8%
John Wiley & Sons, Inc., Class A	733	49,720

Metals & Mining — 1.3%
Commercial Metals Co.	3,591	84,900

Mortgage Real Estate Investment Trusts (REITs) — 2.0%
AG Mortgage Investment Trust, Inc.	1,807	34,120
Apollo Commercial Real Estate Finance, Inc.	2,795	51,962
Starwood Property Trust, Inc.	1,840	39,942

		126,024

Oil, Gas & Consumable Fuels — 3.6%
PBF Energy, Inc., Class A	993	46,870
Range Resources Corp.	4,577	72,507
WPX Energy, Inc.*	5,909	107,605

		226,982

Paper & Forest Products — 0.8%
PH Glatfelter Co.	2,740	47,929

Pharmaceuticals — 0.9%
Prestige Brands Holdings, Inc.*	1,682	56,238

Software — 2.7%
ACI Worldwide, Inc.*	3,963	95,708
Verint Systems, Inc.*	1,791	75,562

		171,270

Specialty Retail — 3.0%
American Eagle Outfitters, Inc.	984	21,836
DSW, Inc., Class A	2,523	60,241
Genesco, Inc.*	748	32,687
Guess?, Inc.	620	12,146
Sally Beauty Holdings, Inc.*	4,030	61,017

		187,927

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.*	406	12,234

Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Co.	1,138	99,097

Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	443	30,934
MRC Global, Inc.*	3,527	72,824

		103,758

TOTAL COMMON STOCKS (Cost $4,965,237)		6,258,784

SHORT-TERM INVESTMENTS — 1.2%

INVESTMENT COMPANY — 1.2%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%, (a) (b) (Cost $74,947)	74,947	74,947

Total Investments — 100.2% (Cost $5,040,184)		6,333,731
Liabilities in Excess of Other Assets — (0.2%)		(14,487)

Net Assets — 100.0%		6,319,244

Percentages indicated are based on net assets.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

*	—	Non-income producing security.
(a)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	—	The rate shown was the current yield as of May 31, 2018.

A. Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,333,731	$–	$–	$6,333,731

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 25, 2018